Shareholder Report, Holdings (Details) - C000244815 [Member]	Jul. 31, 2026
Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Brookfield Infrastructure Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Accenture PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%